Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BERNSTEIN SANFORD C FUND INC
Prospectus Date	rr_ProspectusDate	Jan. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SANFORD C. BERNSTEIN FUND, INC.

-	Intermediate Duration Portfolio

SANFORD C. BERNSTEIN FUND II, INC.

-	Intermediate Duration Institutional Portfolio

Each of the portfolios listed above is hereinafter referred to as a “Portfolio” or, collectively, the “Portfolios.”

Supplement dated May 10, 2019 to the Summary Prospectus and Prospectus of the Intermediate Duration Portfolio of Sanford C. Bernstein Fund, Inc. and the Intermediate Duration Institutional Portfolio of Sanford C. Bernstein Fund II, Inc., each dated January 25, 2019.

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Effective immediately, the fifth paragraph of the section of each Portfolio’s Summary Prospectus and Prospectus entitled “Principal Strategies” is deleted in its entirety and replaced with the following:

The Portfolio seeks to maintain an effective duration of three to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

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BERNSTEIN SANFORD C FUND INC | Intermediate Duration Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SANFORD C. BERNSTEIN FUND, INC.

-	Intermediate Duration Portfolio

Each of the portfolios listed above is hereinafter referred to as a “Portfolio” or, collectively, the “Portfolios.”

Supplement dated May 10, 2019 to the Summary Prospectus and Prospectus of the Intermediate Duration Portfolio of Sanford C. Bernstein Fund, Inc. and the Intermediate Duration Institutional Portfolio of Sanford C. Bernstein Fund II, Inc., each dated January 25, 2019.

*                *                 *                 *                *

Effective immediately, the fifth paragraph of the section of each Portfolio’s Summary Prospectus and Prospectus entitled “Principal Strategies” is deleted in its entirety and replaced with the following:

The Portfolio seeks to maintain an effective duration of three to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

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BERNSTEIN SANFORD C FUND II INC | Bernstein Intermediate Duration Institutional Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SANFORD C. BERNSTEIN FUND II, INC.

-	Intermediate Duration Institutional Portfolio

Each of the portfolios listed above is hereinafter referred to as a “Portfolio” or, collectively, the “Portfolios.”

Supplement dated May 10, 2019 to the Summary Prospectus and Prospectus of the Intermediate Duration Portfolio of Sanford C. Bernstein Fund, Inc. and the Intermediate Duration Institutional Portfolio of Sanford C. Bernstein Fund II, Inc., each dated January 25, 2019.

*                *                 *                 *                *

Effective immediately, the fifth paragraph of the section of each Portfolio’s Summary Prospectus and Prospectus entitled “Principal Strategies” is deleted in its entirety and replaced with the following:

The Portfolio seeks to maintain an effective duration of three to seven years under normal market conditions. Duration is a measure that relates the expected price volatility of a security to changes in interest rates. The duration of a debt security is the weighted average term to maturity, expressed in years, of the present value of all future cash flows, including coupon payments and principal repayments.

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